Share-Based Compensation - Additional Information (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	May 26, 2022	Jun. 30, 2022	May 26, 2022	Sep. 30, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense				$ 746,000	$ 79,270,000	$ 0
Class AAAA Incentive Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unit based payment arrangement, Number of Units							33,397	33,396
Share based compensation arrangement by share based payment award, Equity instruments other than options, Vested in period							3,000	3,000
Compensation expense							$ 0
Incentive Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 50,026,000		$ 0
Phantom Equity Rights
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	4,339,000		0				$ 0
Settlement of phantom equity rights	$ 7,250,000		$ 7,250,000
Phantom equity rights replaced with restricted stock units	3,887,750
Phantom Equity Rights | Share Based Payment Arrangement Existing Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, Award vesting terms							quarterly
Phantom Equity Rights | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards vesting period		1 year				1 year
Phantom Equity Rights | Minimum | Share Based Payment Arrangement Existing Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards vesting period							1 year
Phantom Equity Rights | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards vesting period		2 years				2 years
Phantom Equity Rights | Maximum | Share Based Payment Arrangement Existing Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards vesting period							2 years
2022 Equity Incentive Plan | RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, Equity instruments other than options, Vested in period						771,525
Compensation expense				416,000		$ 25,321,000
Unrecognized compensation expense				6,488,000		$ 6,488,000
Unrecognized compensation expense, expected to be recognized, weighted-average remaining vesting period						1 year 3 months 18 days
2022 Equity Incentive Plan | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense				330,000		$ 330,000
Unrecognized compensation expense				$ 9,474,000		$ 9,474,000
Unrecognized compensation expense, expected to be recognized, weighted-average remaining vesting period						3 years 7 months 6 days
Class V Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting of incentive units, shares	6,356,178						987,275